Dividends	6 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Dividends
9. Dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2023	37.60	1,325	56
Interim dividend in respect of the year ended 31 March 2023	17.84	488	163
Final dividend in respect of the year ended 31 March 2022	33.76	1,119	114
The Directors are proposing an interim dividend of 19.40 pence per share to be paid in respect of the year ending 31 March 2024. This would absorb £716 million of shareholders’ equity.
A final dividend for the year ended 31 March 2023 of 37.60 pence per share was paid in August 2023. The cash dividend paid was £1,325 million with an additional £56 million settled via a scrip issue.